S-K 1603(a) SPAC Sponsor	Dec. 23, 2025
Aldabra 4 LOV Sponsor Partnership, LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Aldabra 4 LOV Sponsor Partnership, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	On August 7, 2025, our sponsor purchased an aggregate of 7,503,750 Class B ordinary shares (the “founder shares”) for an aggregate of $25,000, or approximately $0.003 per share. Effective as of December 8, 2025, our sponsor sold 175,000 founder shares to A4 Employee Partnership, LLC (“A4”) and 35,000 founder shares to each of our independent directors, in each case at the original price per share, resulting in our sponsor holding 7,223,750 founder shares and A4 holding 175,000 founder shares. Up to 978,750 of founder shares held by our sponsor and A4 will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised. The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or earlier at the option of the holders thereof, on a one-for-one basis, subject to the adjustments described herein. If we increase or decrease the size of this offering pursuant to Rule 462(b) under the Securities Act of 1933, as amended, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of founder shares by our initial shareholders, on an as-converted basis, at 20% of our issued and outstanding ordinary shares upon the consummation of this offering. Any conversion of Class B ordinary shares described herein will take effect as a compulsory redemption of Class B ordinary shares and an issuance of Class A ordinary shares as a matter of Cayman Islands law. Because our initial shareholders acquired the Class B ordinary shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Prior to the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to vote to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend our constitutional documents or to adopt new constitutional documents, in each case, as a result of our approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). On any other matters submitted to a vote of our shareholders prior to or in connection with the completion of our initial business combination, holders of our Class B ordinary shares and holders of our Class A ordinary shares will vote together as a single class, except as required by law. Upon consummation of this offering or thereafter, we will repay up to $250,000 in loans made to us by our sponsor to cover offering-related and organizational expenses, and we will begin paying our sponsor $30,000 per month for office space, utilities and secretarial and administrative support. In the event that following this offering we obtain working capital loans from our sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender, which conversion may result in material dilution to our public shareholders. Additionally, our initial shareholders, officers or directors, or our or their affiliates, will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team, our initial shareholders, including our sponsor, and our or their respective affiliates on the one hand, and purchasers in this offering on the other.
Nathan Leight
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Nathan Leight has served as our director since our inception in July 2025 and as our Chairman since August 2025. Mr. Leight has been the senior managing member of Terrapin Partners, LLC (“Terrapin Partners”), since 1998. He is also chairman and chief investment officer of Terrapin Asset Management, LLC (“Terrapin Asset Management”) as well as chairman of its specialty finance lending affiliate, Terrapin Lending Company. Mr. Leight is also chairman and founder of The Juice LLC (“The Juice”), an interactive software-as-a-service education technology and media platform driven by human ingenuity and supported by artificial intelligence. From 2014 to 2016, Mr. Leight was chairman of Terrapin 3 Acquisition Corporation (“Terrapin 3”), a blank check company that raised approximately $212.8 million of gross proceeds in its initial public offering and later consummated a business combination with Yatra Online Inc. (Nasdaq: YTRA), the largest India-based travel management company (“Yatra”). Mr. Leight served as chairman of Aldabra 2 Acquisition Corp. (“Aldabra 2”), another blank check company which raised $414 million of gross proceeds in its 2007 initial public offering and later acquired the paper and packaging assets of Boise Cascade, LLC to form Boise, Inc. in a transaction valued at more than $1.6 billion. Mr. Leight served as a director of Boise, Inc. for five years, from 2007 to 2012. Mr. Leight was chairman of Aldabra Acquisition Corporation (“Aldabra 1”), a blank check company that raised $55.2 million of gross proceeds in its 2005 initial public offering and later merged with and into affiliates of Great Lakes Dredge & Dock Corporation (Nasdaq: GLDD), the largest provider of dredging services in North America (“GLDD”), in a transaction valued at more than $400 million. Mr. Leight initially served as a director of the company following the business combination, and served as chairman from 2011 to October 2015.
Irina O Berry
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Irina O’Berry has served as our Chief Financial Officer since August 2025. Ms. O’Berry has served as chief financial officer of Terrapin Partners, Terrapin Asset Management, and TICO Management Company, LP for over a decade. She oversees financial operations across multiple investment platforms, including hedge funds, direct lending funds, as well as portfolio companies in the education technology space, and other affiliated management entities. While at Terrapin, Ms. O’Berry also served as head of finance for Terrapin 3, for which she led financial reporting and analysis from the company’s initial public offering through its business combination with Yatra.
Stephen Schifrin
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Stephen Schifrin has served as our General Counsel and Corporate Secretary since August 2025. Mr. Schifrin has served as general counsel of Terrapin Partners since 2011. Mr. Schifrin is also general counsel and chief compliance officer of Terrapin Asset Management, managing alternative investments for high-net-worth individuals and institutions, and its affiliated specialty finance lending company, TICO Management Company, LP. Mr. Schifrin serves as general counsel for The Juice. Mr. Schifrin served as corporate secretary for Terrapin 3 from its initial public offering in July 2014 through its business combination with Yatra in December 2016. Mr. Schifrin was appointed as a director of Yatra in May 2021. Mr. Schifrin was a director of Legacy Bank of Florida from 2014 through its acquisition by Seacoast Bank of Florida (Nasdaq: SBCF) in August 2021.
Robert Plotkin
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Robert Plotkin has served as our chief technology officer since November 2025. Mr. Plotkin has served as chief technology officer at Terrapin Partners since 2002. Mr. Plotkin brings extensive experience in SPAC due diligence and operations, having served as chief technology officer of Aldabra 1, Aldabra 2, and Terrapin 3. In his role at Terrapin Partners, he has conducted comprehensive due diligence across all investment stages, including operations, technology, management, and financial analysis for venture and private equity investments, and supported the research and successful closing of mergers for three publicly traded blank check companies.
Jonathan Intrater
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Jonathan Intrater will serve on our board of directors upon completion of this offering. Mr. Intrater is a managing director in the investment banking department at Ladenburg, Thalmann & Co., Inc., which he joined in 1998. His broad transactional experience over the past 30 years of investment banking encompasses over $10 billion in public equity and high-yield note offerings, private placements of debt and equity securities, merger advisory transactions, and various debt restructuring assignments. From September 2019 to August 2021, he served as a member of the board and chairman of the audit committee of GreenVision Acquisition Corp., a blank check company that completed its business combination in August 2021. From November 2021 to October 2022 he was chief executive officer and chairman of Mana Capital Acquisition Corp., another blank check company which completed its business combination with Cardio Diagnostics in October 2022.